Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Entity Central Index Key	0001276070
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class A
Trading Symbol	CSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61.80	1.22%

Expenses Paid, Amount	$ 61.80
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.74% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned 2.29%.

Security selection and an overweight allocation to marine ports contributed to relative performance in the period. An overweight investment in Santos Brasil positively contributed on better-than-expected results as the company is benefiting from an ongoing shortage in container terminal capacity in Brazil. Also in the sector, an out-of-benchmark investment in JSW Infrastructure positively contributed, on speculation that India would privatize port operations, with JSW being a key beneficiary of the policy change. Security selection and an overweight in midstream energy also contributed to relative performance, in part due to an overweight in Targa Resources, which outperformed amid continued strong natural gas liquids volumes in the Permian Basin. Security selection in electric utilities further aided relative returns. This included an overweight in Public Service Enterprise Group, which rose on investor excitement around the potential for the company to benefit from the increased electricity demand from data center customers. An out-of-index position in NTPC also positively contributed; largely due to continued strong power demand in India.

An overweight allocation in the communications sector detracted from relative performance. Tower companies performed poorly due to higher interest rates and a slowdown in leasing activity. Security selection in airports also detracted from relative performance, led by an out-of-benchmark investment in Japan Airport Terminal Company, which declined due to both disappointing passenger traffic and more severe cost pressures than expected. There were no other detractors at the sector level in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Marine Ports	Communications
Electric	Airports
Midstream

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	0.46%	3.09%	4.08%
Without sales charge	5.20%	4.05%	4.56%
Linked Index[1]	4.34%	3.06%	4.74%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI World Index - net	20.19%	11.77%	9.16%

Net Assets	$ 764,611,810
Holdings Count | shares	58
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$764,611,810
Number of portfolio holdings (excluding derivatives)	58
Portfolio turnover rate	57%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Sector diversification[3,5]	(%)
Electric	37.1%
Midstream	14.1%
Gas Distribution	11.5%
Communications	8.8%
Marine Ports	8.0%
Airports	7.3%
Railways	6.4%
Toll Roads	3.1%
Water	1.1%
Other (includes short-term investments)	2.6%

Country diversification[3,5]	(%)
United States	57.8%
Canada	7.4%
Australia	4.6%
India	3.7%
Japan	3.3%
United Kingdom	3.0%
Spain	2.8%
China	2.6%
Mexico	2.6%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class C
Trading Symbol	CSUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94.58	1.87%

Expenses Paid, Amount	$ 94.58
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.43% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned 2.29%.

Security selection and an overweight allocation to marine ports contributed to relative performance in the period. An overweight investment in Santos Brasil positively contributed on better-than-expected results as the company is benefiting from an ongoing shortage in container terminal capacity in Brazil. Also in the sector, an out-of-benchmark investment in JSW Infrastructure positively contributed, on speculation that India would privatize port operations, with JSW being a key beneficiary of the policy change. Security selection and an overweight in midstream energy also contributed to relative performance, in part due to an overweight in Targa Resources, which outperformed amid continued strong natural gas liquids volumes in the Permian Basin. Security selection in electric utilities further aided relative returns. This included an overweight in Public Service Enterprise Group, which rose on investor excitement around the potential for the company to benefit from the increased electricity demand from data center customers. An out-of-index position in NTPC also positively contributed; largely due to continued strong power demand in India.

An overweight allocation in the communications sector detracted from relative performance. Tower companies performed poorly due to higher interest rates and a slowdown in leasing activity. Security selection in airports also detracted from relative performance, led by an out-of-benchmark investment in Japan Airport Terminal Company, which declined due to both disappointing passenger traffic and more severe cost pressures than expected. There were no other detractors at the sector level in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Marine Ports	Communications
Electric	Airports
Midstream

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge	3.48%[2]	3.37%	3.88%
Without sales charge	4.48%	3.37%	3.88%
Linked Index[1]	4.34%	3.06%	4.74%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI World Index - net	20.19%	11.77%	9.16%

Net Assets	$ 764,611,810
Holdings Count | shares	58
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$764,611,810
Number of portfolio holdings (excluding derivatives)	58
Portfolio turnover rate	57%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Sector diversification[3,5]	(%)
Electric	37.1%
Midstream	14.1%
Gas Distribution	11.5%
Communications	8.8%
Marine Ports	8.0%
Airports	7.3%
Railways	6.4%
Toll Roads	3.1%
Water	1.1%
Other (includes short-term investments)	2.6%

Country diversification[3,5]	(%)
United States	57.8%
Canada	7.4%
Australia	4.6%
India	3.7%
Japan	3.3%
United Kingdom	3.0%
Spain	2.8%
China	2.6%
Mexico	2.6%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class I
Trading Symbol	CSUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44.12	0.87%

Expenses Paid, Amount	$ 44.12
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.96% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned 2.29%.

Security selection and an overweight allocation to marine ports contributed to relative performance in the period. An overweight investment in Santos Brasil positively contributed on better-than-expected results as the company is benefiting from an ongoing shortage in container terminal capacity in Brazil. Also in the sector, an out-of-benchmark investment in JSW Infrastructure positively contributed, on speculation that India would privatize port operations, with JSW being a key beneficiary of the policy change. Security selection and an overweight in midstream energy also contributed to relative performance, in part due to an overweight in Targa Resources, which outperformed amid continued strong natural gas liquids volumes in the Permian Basin. Security selection in electric utilities further aided relative returns. This included an overweight in Public Service Enterprise Group, which rose on investor excitement around the potential for the company to benefit from the increased electricity demand from data center customers. An out-of-index position in NTPC also positively contributed; largely due to continued strong power demand in India.

An overweight allocation in the communications sector detracted from relative performance. Tower companies performed poorly due to higher interest rates and a slowdown in leasing activity. Security selection in airports also detracted from relative performance, led by an out-of-benchmark investment in Japan Airport Terminal Company, which declined due to both disappointing passenger traffic and more severe cost pressures than expected. There were no other detractors at the sector level in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Marine Ports	Communications
Electric	Airports
Midstream

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class I2	5.55%	4.41%	4.90%
Linked Index[1]	4.34%	3.06%	4.74%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI World Index - net	20.19%	11.77%	9.16%

Net Assets	$ 764,611,810
Holdings Count | shares	58
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$764,611,810
Number of portfolio holdings (excluding derivatives)	58
Portfolio turnover rate	57%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Sector diversification[3,5]	(%)
Electric	37.1%
Midstream	14.1%
Gas Distribution	11.5%
Communications	8.8%
Marine Ports	8.0%
Airports	7.3%
Railways	6.4%
Toll Roads	3.1%
Water	1.1%
Other (includes short-term investments)	2.6%

Country diversification[3,5]	(%)
United States	57.8%
Canada	7.4%
Australia	4.6%
India	3.7%
Japan	3.3%
United Kingdom	3.0%
Spain	2.8%
China	2.6%
Mexico	2.6%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class R
Trading Symbol	CSURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69.89	1.38%

Expenses Paid, Amount	$ 69.89
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.69% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned 2.29%.

Security selection and an overweight allocation to marine ports contributed to relative performance in the period. An overweight investment in Santos Brasil positively contributed on better-than-expected results as the company is benefiting from an ongoing shortage in container terminal capacity in Brazil. Also in the sector, an out-of-benchmark investment in JSW Infrastructure positively contributed, on speculation that India would privatize port operations, with JSW being a key beneficiary of the policy change. Security selection and an overweight in midstream energy also contributed to relative performance, in part due to an overweight in Targa Resources, which outperformed amid continued strong natural gas liquids volumes in the Permian Basin. Security selection in electric utilities further aided relative returns. This included an overweight in Public Service Enterprise Group, which rose on investor excitement around the potential for the company to benefit from the increased electricity demand from data center customers. An out-of-index position in NTPC also positively contributed; largely due to continued strong power demand in India.

An overweight allocation in the communications sector detracted from relative performance. Tower companies performed poorly due to higher interest rates and a slowdown in leasing activity. Security selection in airports also detracted from relative performance, led by an out-of-benchmark investment in Japan Airport Terminal Company, which declined due to both disappointing passenger traffic and more severe cost pressures than expected. There were no other detractors at the sector level in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Marine Ports	Communications
Electric	Airports
Midstream

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since Inception (10/1/2014)
Class R2	5.05%	3.90%	5.03%
Linked Index[1]	4.34%	3.06%	5.35%
S&P 500 Index	24.56%	15.04%	13.24%
MSCI World Index - net	20.19%	11.77%	9.78%

Performance Inception Date	Oct. 01, 2014
Net Assets	$ 764,611,810
Holdings Count | shares	58
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$764,611,810
Number of portfolio holdings (excluding derivatives)	58
Portfolio turnover rate	57%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Sector diversification[3,5]	(%)
Electric	37.1%
Midstream	14.1%
Gas Distribution	11.5%
Communications	8.8%
Marine Ports	8.0%
Airports	7.3%
Railways	6.4%
Toll Roads	3.1%
Water	1.1%
Other (includes short-term investments)	2.6%

Country diversification[3,5]	(%)
United States	57.8%
Canada	7.4%
Australia	4.6%
India	3.7%
Japan	3.3%
United Kingdom	3.0%
Spain	2.8%
China	2.6%
Mexico	2.6%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class Z
Trading Symbol	CSUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$44.11	0.87%

Expenses Paid, Amount	$ 44.11
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.91% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned 2.29%.

Security selection and an overweight allocation to marine ports contributed to relative performance in the period. An overweight investment in Santos Brasil positively contributed on better-than-expected results as the company is benefiting from an ongoing shortage in container terminal capacity in Brazil. Also in the sector, an out-of-benchmark investment in JSW Infrastructure positively contributed, on speculation that India would privatize port operations, with JSW being a key beneficiary of the policy change. Security selection and an overweight in midstream energy also contributed to relative performance, in part due to an overweight in Targa Resources, which outperformed amid continued strong natural gas liquids volumes in the Permian Basin. Security selection in electric utilities further aided relative returns. This included an overweight in Public Service Enterprise Group, which rose on investor excitement around the potential for the company to benefit from the increased electricity demand from data center customers. An out-of-index position in NTPC also positively contributed; largely due to continued strong power demand in India.

An overweight allocation in the communications sector detracted from relative performance. Tower companies performed poorly due to higher interest rates and a slowdown in leasing activity. Security selection in airports also detracted from relative performance, led by an out-of-benchmark investment in Japan Airport Terminal Company, which declined due to both disappointing passenger traffic and more severe cost pressures than expected. There were no other detractors at the sector level in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Marine Ports	Communications
Electric	Airports
Midstream

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since Inception (10/1/2014)
Class Z2	5.55%	4.40%	5.56%
Linked Index[1]	4.34%	3.06%	5.35%
S&P 500 Index	24.56%	15.04%	13.24%
MSCI World Index - net	20.19%	11.77%	9.78%

Performance Inception Date	Oct. 01, 2014
Net Assets	$ 764,611,810
Holdings Count | shares	58
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$764,611,810
Number of portfolio holdings (excluding derivatives)	58
Portfolio turnover rate	57%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Sector diversification[3,5]	(%)
Electric	37.1%
Midstream	14.1%
Gas Distribution	11.5%
Communications	8.8%
Marine Ports	8.0%
Airports	7.3%
Railways	6.4%
Toll Roads	3.1%
Water	1.1%
Other (includes short-term investments)	2.6%

Country diversification[3,5]	(%)
United States	57.8%
Canada	7.4%
Australia	4.6%
India	3.7%
Japan	3.3%
United Kingdom	3.0%
Spain	2.8%
China	2.6%
Mexico	2.6%
Other (includes short-term investments)	12.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	6.8%
American Tower Corp.	5.2%
Duke Energy Corp.	4.0%
TC Energy Corp.	4.0%
NiSource, Inc.	3.8%
Cheniere Energy, Inc.	3.4%
Public Service Enterprise Group, Inc.	3.3%
PG&E Corp.	3.2%
PPL Corp.	3.0%
Pembina Pipeline Corp.	2.9%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.